INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX
Schedule of Income Tax Reconciliation

	Years ended December 31,
	2024 $	2023 $
Net income (loss) before tax	212,209	(11,051)
Statutory tax rate	27.0%	27.0%
Anticipated income tax expense (recovery) at statutory rates	57,296	(2,984)
(Deductible) non-deductible expenditures	(4,863)	2,443
Differences between Canadian and foreign tax rates	7,762	(729)
Changes in estimate	9,721	7,419
Inflation adjustment	(68,886)	(63,095)
Impact of foreign exchange	40,652	70,014
Change in deferred tax assets not recognized	12,443	11,489
Mining taxes	5,316	2,714
Withholding taxes	9,293	5,629
Other items	1,569	(321)
Total income tax expense	70,303	32,579

Total income tax represented by:
Current income tax expense	96,468	42,636
Deferred tax recovery	(26,165)	(10,057)
	70,303	32,579

Schedule of Current and Deferred Taxes

	Years ended December 31,
	2024 $	2023 $
Current tax expense
Current taxes on profit for the year	91,751	42,096
Changes in estimates related to prior years	4,717	540
	96,468	42,636

Deferred tax expense
Origination and reversal of temporary differences and foreign exchange rate	(31,163)	(16,899)
Changes in estimates related to prior years	5,003	6,879
Effect of differences in tax rates	(5)	(37)
Effect of changes in tax rates	-	-
	(26,165)	(10,057)

Total tax expense	70,303	32,579

Schedule of Deferred Tax Assets and Liabilities

As at December 31,	2024 $	2023 $
Deferred tax assets:
Reclamation and closure cost obligation	12,377	15,011
Carried forward tax loss	11,479	16,043
Accounts payable and accrued liabilities	25,282	16,747
Deductibility of resource taxes	182	154
Lease obligations	7,664	7,972
Total deferred tax assets	56,984	55,927

Deferred tax liabilities:
Mineral properties	(159,319)	(193,646)
Mining and foreign withholding taxes	(243)	(1,124)
Equipment and buildings	(15,938)	(5,941)
Convertible debenture	(11,371)	(406)
Inflation	(196)	(598)
Inventory and other	(14,183)	(14,067)
Total deferred tax liabilities	(201,250)	(215,782)

Net deferred tax liabilities	(144,266)	(159,855)

Classification:
Deferred tax assets	-	-
Deferred tax liabilities	(144,266)	(159,855)
Net deferred tax liabilities	(144,266)	(159,855)

	2024 $	2023 $
At January 1	159,855	167,619
Deferred income tax recovery through income statement	(26,165)	(10,057)
Deferred income tax expense through equity	10,576	2,293
At December 31	144,266	159,855

Schedule of Unrecognized Deductible Temporary Difference and Unused Tax Losses

As at December 31,	2024 $	2023 $
Unrecognized deductible temporary differences and unused tax losses:
Non-capital losses	174,195	138,736
Provisions	13,676	19,335
Mineral properties, plant and equipment	238,795	163,508
Lease obligation	-	1,729
Derivative liabilities	25,808	23,395
Capital losses	5,236	-
Investments in equity securities and associates	1,049	1,069
Unrecognized deductible temporary differences	458,759	347,772

As at December 31,	2024 $	2023 $
Mexico	14,942	27,491
Peru	88,361	96,467

Schedule of Tax Losses Expiry Dates

As at December 31,	Year of expiry	2024 $	Year of expiry	2023 $
Canada	2025 - 2044	200,452	2024 - 2043	210,847
Mexico	2025 - 2034	22,997	2024 - 2033	6,623